SUPPLEMENT DATED JUNE 28, 2011
TO PROSPECTUS
DATED MAY 1, 2011
for
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
and
TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN

This supplement replaces the Annual Portfolio Operating Expenses section of the prospectus dated May 1, 2011.

Annual Portfolio Operating Expenses
(expenses deducted from portfolio assets)

The purpose of this table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios for the fiscal year ended December 31, 2010 (except as noted in the footnotes). The information in this table (and in the footnotes thereto) was provided to Transamerica Life by the applicable portfolio. Transamerica Life has not independently verified such information. Expenses of the portfolios may be higher or lower in the future.  The percentages given are annual rates.  For more information on the portfolio expenses described in this table, see the portfolio prospectuses, which accompany this prospectus.

Portfolio	Management Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees and Expenses*	Gross Total Annual Expenses	Fees and Expenses Contractually Waived or Reimbursed37	Total Net Annual Expenses
AFIS Global Small Capitalization Fund (Class 2)	0.71%	0.04%	0.25%	NA	1.00%	NA	1.00%
AFIS Growth Fund (Class 2)	0.32%	0.02%	0.25%	NA	0.59%	NA	0.59%
AFIS International Fund (Class 2)	0.49%	0.04%	0.25%	NA	0.78%	NA	0.78%
AFIS New World Fund (Class 2)	0.74%	0.06%	0.25%	NA	1.05%	NA	1.05%
Columbia Small Cap Value Fund, Variable Series (Class A) 1,2,3	0.87%	0.17%	NA	NA	1.04%	0.16%	0.88%
DFA VA Global Bond Portfolio	0.25%	0.06%	NA	NA	0.31%	NA	0.31%
DFA VA International Small Portfolio	0.50%	0.13%	NA	NA	0.63%	NA	0.63%
DFA VA International Value Portfolio	0.40%	0.10%	NA	NA	0.50%	NA	0.50%
DFA VA Short-Term Fixed Portfolio	0.25%	0.05%	NA	NA	0.30%	NA	0.30%
DFA VA U.S. Large Value Portfolio	0.25%	0.05%	NA	NA	0.30%	NA	0.30%
DFA VA U.S. Targeted

Value Portfolio	0.35%	0.07%	NA	NA	0.42%	NA	0.42%
DWS Small Cap Index VIP (Class A) 4	0.35%	0.17%	NA	0.05%	0.57%	NA	0.57%
Fidelity VIP Balanced Portfolio (Initial Class)	0.41%	0.14%	NA	NA	0.55%	NA	0.55%
Fidelity VIP Contrafund® Portfolio (Initial Class)	0.56%	0.09%	NA	NA	0.65%	NA	0.65%
Fidelity VIP Growth Portfolio (Initial Class)	0.56%	0.11%	NA	NA	0.67%	NA	0.67%
Fidelity VIP High Income Portfolio (Initial Class)	0.57%	0.12%	NA	NA	0.69%	NA	0.69%
Fidelity VIP Mid Cap Portfolio (Initial Class)	0.56%	0.10%	NA	NA	0.66%	NA	0.66%
First Eagle Overseas Variable Fund	0.75%	0.31%	0.25%	NA	1.31%	NA	1.31%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I) 5,6	0.45%	0.37%	NA	0.19%	1.01%	0.29%	0.72%
Ibbotson Balanced ETF Asset Allocation Portfolio (Class I) 7,8	0.45%	0.15%	NA	0.17%	0.77%	0.07%	0.70%
Ibbotson Conservative ETF Asset Allocation Portfolio (Class I) 9,10	0.45%	0.29%	NA	0.16%	0.90%	0.21%	0.69%
Ibbotson Growth ETF Asset Allocation Portfolio (Class I)11,12	0.45%	0.15%	NA	0.18%	0.78%	0.07%	0.71%
Ibbotson Income and Growth ETF Allocation Portfolio (Class I)13,14	0.45%	0.21%	NA	0.16%	0.82%	0.13%	0.69%
Invesco V.I. Capital Development Fund (Series I Shares) 18,19,23	0.75%	0.34%	NA	NA	1.09%	NA	1.09%
Invesco V.I. Dividend Growth Fund (Series I Shares) 16,20,24	0.50%	0.32%	NA	NA	0.82%	0.15%	0.67%
Invesco V.I. Global Health Care Fund (Series I Shares) 17	0.75%	0.37%	NA	NA	1.12%	NA	1.12%
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) 17	0.73%	0.30%	NA	NA	1.03%	NA	1.03%
Invesco V.I. Small Cap Equity Fund (Series I Shares) 21	0.75%	0.32%	NA	NA	1.07%	NA	1.07%
Invesco V.I. Technology Fund (Series I Shares) 17	0.75%	0.39%	NA	NA	1.14%	NA	1.14%
Invesco Van Kampen V.I. Mid Cap Value Fund (Series I) 15,22	0.72%	0.32%	NA	NA	1.04%	NA	1.04%
Janus Aspen Balanced Portfolio (Institutional Shares)	0.55%	0.03%	NA	NA	0.58%	NA	0.58%
Janus Aspen Enterprise Portfolio

(Institutional Shares)	0.64%	0.04%	NA	NA	0.68%	NA	0.68%
Janus Aspen Flexible Bond Portfolio (Institutional Shares) 25	0.52%	0.04%	NA	NA	0.56%	0.01%	0.55%
Janus Aspen Forty Portfolio (Institutional Shares) 26	0.64%	0.03%	NA	NA	0.67%	NA	0.67%
Janus Aspen Janus Portfolio (Institutional Shares) 26,27,28	0.64%	0.06%	NA	NA	0.70%	NA	0.70%
Janus Aspen Overseas Portfolio (Institutional Shares) 26	0.64%	0.04%	NA	NA	0.68%	NA	0.68%
Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares) 25,26	0.75%	0.17%	NA	NA	0.92%	NA	0.92%
Janus Aspen Worldwide Portfolio (Institutional Shares) 26	0.59%	0.06%	NA	NA	0.65%	NA	0.65%
PIMCO VIT All Asset Portfolio (Administrative Class) 30,31,32,33,34	0.43%	0.15%	NA	0.66%	1.24%	0.03%	1.21%
PIMCO VIT All Asset Portfolio (Institutional Class) 30,31,32,33,34	0.43%	NA	NA	0.66%	1.09%	0.03%	1.06%
PIMCO VIT High Yield Portfolio (Institutional Class)	0.60%	NA	NA	NA	0.60%	NA	0.60%
PIMCO VIT Real Return Portfolio (Institutional Class) 29,35	0.50%	0.01%	NA	NA	0.51%	NA	0.51%
PIMCO VIT Short-Term Portfolio (Institutional Class)	0.45%	NA	NA	NA	0.45%	NA	0.45%
PIMCO VIT Total Return Portfolio (Institutional Class)	0.50%	NA	NA	NA	0.50%	NA	0.50%
Royce Micro-Cap Portfolio	1.25%	0.07%	NA	0.05%	1.37%	NA	1.37%
Royce Small-Cap Portfolio	1.00%	0.06%	NA	NA	1.06%	NA	1.06%
T. Rowe Price Blue Chip Growth Portfolio	0.72%	0.13%	NA	NA	0.85%	NA	0.85%
T. Rowe Price Equity Income Portfolio	0.83%	0.02%	NA	NA	0.85%	NA	0.85%
T. Rowe Price International Stock Portfolio	0.92%	0.13%	NA	NA	1.05%	NA	1.05%
T. Rowe Price Mid-Cap Growth Portfolio	0.77%	0.08%	NA	NA	0.85%	NA	0.85%
T. Rowe Price New America Growth Portfolio	0.67%	0.18%	NA	NA	0.85%	NA	0.85%
Third Avenue Value Portfolio	0.90%	0.42%	NA	NA	1.32%	0.02%	1.30%
Van Eck VIP Multi-Manager Alternatives Fund 36	2.50%	2.03%	NA	0.80%	5.33%	2.12%	3.21%

Vanguard® VIF Balanced Portfolio	0.27%	0.03%	NA	NA	0.30%	NA	0.30%
Vanguard® VIF Capital Growth Portfolio	0.40%	0.04%	NA	NA	0.44%	NA	0.44%
Vanguard® VIF Diversified Value Portfolio	0.37%	0.03%	NA	NA	0.40%	NA	0.40%
Vanguard® VIF Equity Income Portfolio	0.31%	0.04%	NA	NA	0.35%	NA	0.35%
Vanguard® VIF Equity Index Portfolio	0.16%	0.03%	NA	NA	0.19%	NA	0.19%
Vanguard® VIF Growth Portfolio	0.35%	0.05%	NA	NA	0.40%	NA	0.40%
Vanguard® VIF High Yield Bond Portfolio	0.25%	0.04%	NA	NA	0.29%	NA	0.29%
Vanguard® VIF International Portfolio	0.46%	0.05%	NA	NA	0.51%	NA	0.51%
Vanguard® VIF Mid-Cap Index Portfolio	0.24%	0.04%	NA	NA	0.28%	NA	0.28%
Vanguard® VIF Money Market Portfolio	0.14%	0.04%	NA	NA	0.18%	NA	0.18%
Vanguard® VIF REIT Index Portfolio	0.26%	0.04%	NA	NA	0.30%	NA	0.30%
Vanguard® VIF Short-Term Investment-Grade Portfolio	0.17%	0.03%	NA	NA	0.20%	NA	0.20%
Vanguard® VIF Small Company Growth Portfolio	0.37%	0.04%	NA	0.02%	0.43%	NA	0.43%
Vanguard® VIF Total Bond Market Index Portfolio	0.18%	0.03%	NA	NA	0.21%	NA	0.21%
Vanguard® VIF Total Stock Market Index Portfolio	NA	NA	NA	0.20%	0.20%	NA	0.20%
*
“Acquired Fund” refers to any underlying fund (including by not limited to, exchange-traded funds) in which a fund invests or has invested during the period.  Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund.

1	Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates.
2	Other expenses have been restated to reflect contractual changes to transfer agency fees paid.
3
The adviser has contractually agreed to bear through April 30, 2012 a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the fund's custodian, do not exceed the annual rate of 0.88%, and 1.03% of the fund's average daily net assets attributable to Class 1 and Class 2 shares, respectively.  This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the fund and the adviser.

4
Through September 30, 2011, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at 0.50% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent of the fund's board.

5
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

6
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

7
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

8
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

9
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

10
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

11
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

12
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

13
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

14
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the board of trustees of the trust.

15	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
16	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one of more affiliated investment companies into the fund.
17
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

18
The Invesco Advisers, Inc. (the “Adviser”) has contractually agreed, through at least April 30, 2012, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

19
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

20
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 0.67% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

21
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

22
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.18% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

23	Effective April 29, 2011 the Invesco V.I. Dynamics Fund merged into the Invesco V.I. Capital Development Fund.
24	Effective April 29, 2011 the Invesco V.I. Financial Services Fund merged into the Invesco V.I. Dividend Growth Fund.
25
Janus Capital has contractually agreed to waive the portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least May 1, 2012. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the board of trustees.

26
The portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the portfolio’s performance relative to its benchmark index during a measurement period.

27
“Short Sale Dividend Expenses” include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities the portfolio sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit the portfolio earns on cash proceeds of short sales which serves as collateral for short positions. Amounts less than 0.01% are included in Other Expenses.

28
The portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table in the fund’s prospectus because that ratio includes only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in Acquired Funds. Amounts less than 0.01% are included in Other Expenses.

29
“Other Expenses” reflect interest expense and is based on the amount incurred during the portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a portfolio expense for accounting purposes and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the portfolio’s use of such investments as an investment strategy.

30
PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

31
Acquired Fund Fees and Expenses include interest expense of 0.01%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

32
Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.225%, 1.325%, 1.075% and 1.525% for the Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

33
Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense of the Underlying PIMCO Funds is 1.195%, 1.295%, 1.045% and 1.495% for the Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

34
Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the portfolio and does not include Acquired Fund Fees and Expenses.

35	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50%, 0.65% and 0.75% for Institutional Class, Administrative Class and Advisor Class shares, respectively.
36
For the period May 1, 2011 until May 1, 2012, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 2.15% of average daily net assets.  The agreement to limit the total Total Annual Fund Operating Expenses is limited to the Fund's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the fund through its investments in underlying funds.

37
For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2010.  It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time.  After taking into account these voluntary arrangement, annual portfolio operating expenses would have been:

	Portfolio	ManagementFees	Other Expenses	12b-1 Fees	Acquired Fund Fees and Expenses	Gross Total Annual Expenses	Fees and Expenses Voluntarily Waived or Reimbursed	Total Net Annual Expenses
	Fidelity VIP Balanced Portfolio (Initial Class)i Fidelity VIP Contrafund® Portfolio (Initial Class)i i	0.41% 0.56%	0.14% 0.09%	NA NA	NA NA	0.55% 0.65%	0.01% 0.02%	0.54% 0.63%
	Fidelity VIP Growth Portfolio (Initial Class) i	0.56%	0.11%	NA	NA	0.67%	0.01%	0.66%
		i	FMR or its affiliates agreed to waive certain fees during the period
ii
  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  Including this reduction, the total class operating expenses would have been 0.63%. These offsets may be discontinued at any time.

For information concerning compensation paid for the sale of the Policies, see “Sales of the Policies.”